Acquisition - Schedule of Fair Value of Identifiable Assets and Liabilities Acquired (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2026
Schedule of Fair Value of Identifiable Assets and Liabilities Acquired [Abstract]
Total consideration for step acquisition	$ 6,062,649
Assets acquired and liabilities assumed:
Cash acquired	628
Other current assets	281,971
Property and equipment, net	1,559,862
Intangible assets, net	785,223
Current liabilities	(289,799)
Deferred tax liabilities	(234,070)
Total net assets acquired	2,103,815
Goodwill	$ 3,958,834	$ 4,085,668